INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Raw materials and work in progress	$ 30,847	$ 26,703
Finished goods	68,963	57,403
Total	$ 99,810	$ 84,106